[Letterhead of Tucker Ellis LLP]

May 25, 2016

VIA EDGAR

U.S. Securities & Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

Re:	The Committee to Re-Energize Gas Natural Preliminary Proxy Statement

Ladies and Gentlemen:

Filed herewith is the preliminary proxy statement to be used connection by The Committee to Re-Energize Gas Natural in connection with the 2016 annual meeting of Gas Natural Inc. shareholders.

It is currently intended that copies of the definitive proxy statement will be mailed to shareholders of Gas Natural in June 2016, and we understand that the Annual Meeting will be held in July 2014.

If you have any questions or comments, please contact the undersigned at 216.696.2691.

Sincerely,

/s/ Christopher J. Hewitt

Christopher J. Hewitt